Intangible Assets - Changes in Carrying Value of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 9,344	$ 9,361	$ 9,389
Goodwill acquired	62
Foreign exchange translation and other	28	(17)	(28)
Goodwill, Ending Balance	9,434	9,344	9,361
Corporate and Commercial Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,647	1,647	1,648
Foreign exchange translation and other			(1)
Goodwill, Ending Balance	1,647	1,647	1,647
Consumer and Business Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,681	3,681	3,680
Foreign exchange translation and other			1
Goodwill, Ending Balance	3,681	3,681	3,681
Wealth Management and Investment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,566	1,567	1,570
Foreign exchange translation and other	3	(1)	(3)
Goodwill, Ending Balance	1,569	1,566	1,567
Payment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,450	2,466	2,491
Goodwill acquired	62
Foreign exchange translation and other	25	(16)	(25)
Goodwill, Ending Balance	$ 2,537	$ 2,450	$ 2,466